Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
A December 31 measurement date is used for all of the defined benefit and postretirement plans. The status of these plans as of December 31, 2013 and 2012 is summarized below (dollars in thousands):

	December 31,
	Pension Benefits		Other Benefits
	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation at beginning of year	$112,759	$93,101	$33,953	$28,854
Service cost	8,023	7,531	1,881	1,641
Interest Cost	4,072	4,072	1,353	1,246
Participant contributions	—	—	128	122
Actuarial (gains) losses	(8,957)	13,270	(5,949)	2,341
Benefits paid	(3,347)	(5,776)	(607)	(251)
Foreign currency rate change effect	(1,355)	561	—	—
Benefit obligation at end of year	$111,195	$112,759	$30,759	$33,953

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]

	December 31,
	Pension Benefits		Other Benefits
	2013	2012	2013	2012
Change in plan assets:
Fair value of plan assets at beginning of year	$49,516	$41,300	$—	$—
Actual return on plan assets	6,027	5,449	—	—
Employer contributions	7,363	8,543	479	129
Participant contributions	—	—	128	122
Benefits paid and expenses	(3,347)	(5,776)	(607)	(251)
Administrative expense	—	—	—	—
Fair value of plan assets at end of year	$59,559	$49,516	$—	$—
Funded status at end of year	$(51,636)	$(63,243)	$(30,759)	$(33,953)

Schedule of Net Funded Status [Table Text Block]

	December 31,
	Qualified Plans		Non-Qualified Plans(1)		Total
	2013	2012	2013	2012	2013	2012
Aggregate fair value of plan assets	$59,559	$49,516	$—	$—	$59,559	$49,516
Aggregate projected benefit obligations	63,502	62,397	47,693	50,362	111,195	112,759
Under funded	$(3,943)	$(12,881)	$(47,693)	$(50,362)	$(51,636)	$(63,243)

(1)	For non-qualified plans, there are no required funding levels.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

	December 31,
	Pension Benefits		Other Benefits
	2013	2012	2013	2012
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	$22,507	$37,314	$8,655	$15,472
Net prior service cost	1,981	2,506	—	—
Total	$24,488	$39,820	$8,655	$15,472

Schedule Of Projected Benefit Obligations In Excess Of Fair Value Of Plan Assets [Table Text Block]
The following table presents information for qualified and non-qualified pension plans with a projected benefit obligation in excess of plan assets as of December 31, 2013 and 2012 (dollars in thousands):

	2013	2012
Projected benefit obligation	$111,195	$112,759
Fair value of plan assets	59,559	49,516

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table presents information for pension plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2013 and 2012 (dollars in thousands):

	2013	2012
Accumulated benefit obligation	$107,722	$106,845
Fair value of plan assets	59,559	49,516

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income were as follows (dollars in thousands):

	Pension Benefits			Other Benefits
	2013	2012	2011	2013	2012	2011
Net periodic benefit cost:
Service cost	$8,023	$7,531	$5,985	$1,881	$1,641	$1,116
Interest cost	4,072	4,072	3,916	1,353	1,246	1,035
Expected return on plan assets	(3,734)	(3,066)	(2,937)	—	—	—
Amortization of prior actuarial losses	3,270	3,439	980	868	743	353
Amortization of prior service cost	373	376	399	—	—	—
Settlements	—	841	—	—	—	—
Net periodic benefit cost	12,004	13,193	8,343	4,102	3,630	2,504
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial (gains) losses	(11,250)	10,888	18,561	(5,949)	2,341	8,348
Prior service cost	—	—	—	—	—	—
Amortization of actuarial (gains) losses	(3,270)	(3,439)	(980)	(868)	(743)	(353)
Amortization of prior service cost (credit)	(373)	(376)	(399)	—	—	—
Settlements	—	(841)	—	—	—	—
Foreign exchange translations and other adjustments	(439)	219	(196)	—	—	—
Total recognized in other comprehensive income	(15,332)	6,451	16,986	(6,817)	1,598	7,995
Total recognized in net periodic benefit cost and other comprehensive income	$(3,328)	$19,644	$25,329	$(2,715)	$5,228	$10,499

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service as appropriate, are expected to be paid (dollars in thousands):

	Pension Benefits	Other Benefits
2014	$5,730	$431
2015	5,860	502
2016	8,500	594
2017	7,148	685
2018	7,936	776
2019-2023	47,544	5,388

Schedule of Assumptions Used [Table Text Block]
Weighted average assumptions used to determine the accumulated benefit obligation and net benefit cost or income for the year ended December 31:

	Pension Benefits			Other Benefits
	2013	2012	2011	2013	2012	2011
Discount rate used to determine benefit obligation	4.45%	3.80%	4.48%	5.05%	4.15%	4.50%
Discount rate used to determine net benefit cost or income	3.83%	4.12%	5.22%	4.15%	4.50%	5.40%
Expected long-term rate of return on plan assets	7.35%	7.75%	7.75%	—%	—%	—%
Rate of compensation increases	4.21%	4.20%	4.20%	—%	—%	—%

Schedule of Health Care Cost Trend Rates [Table Text Block]
The assumed health care cost trend rates used in measuring the accumulated non-pension post-retirement benefit obligation were as follows:

	December 31,
	2013	2012
Pre-Medicare eligible claims	9% down to 5% in 2017	9% down to 5% in 2016
Medicare eligible claims	9% down to 5% in 2017	9% down to 5% in 2015

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
A one-percentage point change in assumed health care cost trend rates would have the following effects (dollars in thousands):

	One Percent Increase	One Percent Decrease
Effect on total of service and interest cost components	$869	$(648)
Effect on accumulated postretirement benefit obligation	$6,813	$(5,228)

Schedule of Allocation of Plan Assets [Table Text Block]
The fair values of the Company’s pension plan assets as of December 31, 2013 and 2012 are summarized below (dollars in thousands):

	December 31, 2013
		Fair Value Measurement Using:
	Total	Level 1	Level 2	Level 3
Mutual Funds(1)	$59,485	$59,485	$—	$—
Cash	74	74	—	—
Total	$59,559	$59,559	$—	$—

(1)	Mutual funds were invested 33% in U.S. equity funds, 26% in U.S. fixed income funds, 25% in non-U.S. equity funds and 16% in other.

	December 31, 2012
		Fair Value Measurement Using:
	Total	Level 1	Level 2	Level 3
Mutual Funds(2)	$49,456	$49,456	$—	$—
Cash	60	60	—	—
Total	$49,516	$49,516	$—	$—

(2)	Mutual funds were invested 42% in U.S. equity funds, 39% in U.S. fixed income funds, 16% in non-U.S. equity funds and 3% in other.